PROPERTY, PLANT & EQUIPMENT (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Major Classes of Depreciable Assets
The major classes of depreciable assets are as follows:

	December 31,
In thousands	2017	2016
Machinery and equipment	$728,257	$645,354
Buildings and improvements	259,561	225,307
Land and improvements	38,228	41,569
Property, plant and equipment	1,026,046	912,230
Less: accumulated depreciation	(452,074)	(393,854)
Total	$573,972	$518,376

Estimated Useful Lives of Property Plant and Equipment	The estimated useful lives of property, plant and equipment are as follows:
Years
Land improvements	10 to 20
Building and improvements	20 to 40
Machinery and equipment	3 to 15